FEDERAL INCOME TAX STATUS	12 Months Ended
Dec. 31, 2025
ESPP
EBP, Tax Status [Line Items]
FEDERAL INCOME TAX STATUS
4. FEDERAL INCOME TAX STATUS

The Plan is intended to constitute an employee stock purchase plan within the meaning of Section 423 of the Code. Issuance of Shares under this Plan is not intended to result in taxable income to participants in the Plan based on provisions of the Code. The Company believes that the Plan has been operated in accordance with the Code and therefore no provision for income taxes has been reflected in the accompanying financial statements.